MAINSTAY FUNDS TRUST

51 Madison Avenue

New York, New York 10010

March 6, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	MainStay Funds Trust (the "Registrant")
Registration Numbers: 333-160918 and 811-22321

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the Registrant hereby certifies that the Prospectuses for the MainStay Equity Funds, MainStay Income and Mixed Asset Funds, MainStay Asset Allocation Funds, MainStay Target Date Funds and the MainStay Cushing® Funds, as well as the MainStay Cushing® Funds Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No.110 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 112 under the Investment Company Act of 1940, that became effective on February 28, 2017.

No fee is required in connection with this filing.

Very truly yours,

/s/ Yi-Chia Kuo

Yi-Chia Kuo

Assistant Secretary